ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Financing Receivables [Text Block]
5 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$324,000	$—
Accounts receivable – related party	480,000	—
Net allowance for doubtful accounts	(16,000)	—
Net accounts receivable	$788,000	$—